united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 08/31/23

Item 1. Reports to Stockholders.

Beacon Tactical Risk ETF
(Symbol: BTR)

Beacon Selective Risk ETF
(Symbol: BSR)

Semi-Annual Report
August 31, 2023

1-866-439-9093
www.beaconinvestingetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Beacon Tactical Risk ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the period ended August 31, 2023, as compared to its benchmarks:

Since Inception** -
August 31, 2023
Beacon Tactical Risk ETF - NAV	(0.80)%
Beacon Tactical Risk ETF - Market Price	(0.64)%
Dow Jones Moderately Aggressive Portfolio Index ***	3.18%
S&P 500 Total Return Index ****	9.26%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.beaconinvestingetfs.com or by calling 1-866-439-9093.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Tactical Risk Fund’s average net assets through June 30, 2024. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 2.36% per the April 17, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.10% of net assets per the April 17, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on April 17, 2023.

***	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones U.S. Moderately Aggressive Portfolio Index is rebalanced monthly and maintains an allocation of stocks, bonds, and cash asset classes in a portfolio equal to 80% of the risk of the stock Composite Major Asset Classes. Within the portfolio, bonds are represented by an equal weighting of the following four bond indexes: Barclays U.S. Government Bond Index, Barclays Corporate Bond Index, Barclays U.S. Mortgage-backed Bond Index, and Barclays Majors (ex U.S.) Bond Index. Cash is represented by the 90-Day T-Bill Average. The equity asset classes are divided equally over the following six indices: DJ U.S. Large Cap Growth Index, DJ U.S. Large Cap Value Index, DJ U.S. Mid Cap Growth Index, DJ U.S. Mid Cap Value Index, DJ U.S. Small Cap Growth Index, DJ U.S. Small Cap Value Index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2023 are as follows:

Asset Class	% of Net Assets
Exchange -Traded Funds Equity	99.9%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Beacon Selective Risk ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2023

The Fund’s performance figures* for the period ended August 31, 2023, as compared to its benchmarks:

Since Inception** -
August 31, 2023
Beacon Selective Risk ETF - NAV	4.16%
Beacon Selective Risk ETF - Market Price	4.24%
Dow Jones Moderately Aggressive Portfolio Index ***	3.18%
S&P 500 Total Return Index ****	9.26%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.beaconinvetingetfs.com or by calling 1-866-439-9093.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Selective Risk Fund’s average net assets through June 30, 2024. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 2.36% per the April 17, 2023 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.10% of net assets per the April 17, 2023 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on April 17, 2023.

***	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones U.S. Moderately Aggressive Portfolio Index is rebalanced monthly and maintains an allocation of stocks, bonds, and cash asset classes in a portfolio equal to 80% of the risk of the stock Composite Major Asset Classes. Within the portfolio, bonds are represented by an equal weighting of the following four bond indexes: Barclays U.S. Government Bond Index, Barclays Corporate Bond Index, Barclays U.S. Mortgage-backed Bond Index, and Barclays Majors (ex U.S.) Bond Index. Cash is represented by the 90-Day T-Bill Average. The equity asset classes are divided equally over the following six indices: DJ U.S. Large Cap Growth Index, DJ U.S. Large Cap Value Index, DJ U.S. Mid Cap Growth Index, DJ U.S. Mid Cap Value Index, DJ U.S. Small Cap Growth Index, DJ U.S. Small Cap Value Index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2023 are as follows:

Asset Class	% of Net Assets
Exchange -Traded Funds Equity	81.6%
Fixed Income	18.3%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

BEACON TACTICAL RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
21,866	Vanguard Communication Services ETF	$2,392,359
8,297	Vanguard Consumer Discretionary ETF	2,380,575
12,482	Vanguard Consumer Staples ETF	2,402,286
20,821	Vanguard Energy ETF	2,594,922
28,955	Vanguard Financials ETF	2,417,743
10,087	Vanguard Health Care ETF	2,465,666
11,599	Vanguard Industrials ETF	2,408,416
5,391	Vanguard Information Technology ETF	2,398,348
13,114	Vanguard Materials ETF	2,393,043
28,096	Vanguard Real Estate ETF	2,314,548
16,643	Vanguard Utilities ETF	2,269,439
		26,437,345

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,573,463)	26,437,345

	TOTAL INVESTMENTS - 99.9% (Cost $26,573,463)	$26,437,345
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	38,723
	NET ASSETS - 100.0%	$26,476,068

See accompanying notes which are an integral part of these financial statements.

BEACON SELECTIVE RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 81.6%
23,345	Vanguard Communication Services ETF	$2,554,176
8,696	Vanguard Consumer Discretionary ETF	2,495,056
12,633	Vanguard Consumer Staples ETF	2,431,347
20,923	Vanguard Energy ETF	2,607,634
29,252	Vanguard Financials ETF	2,442,542
11,930	Vanguard Industrials ETF	2,477,145
5,540	Vanguard Information Technology ETF	2,464,635
13,347	Vanguard Materials ETF	2,435,561
29,144	Vanguard Real Estate ETF	2,400,883
		22,308,979

	FIXED INCOME - 18.3%
16,778	Vanguard Intermediate-Term Bond ETF	1,248,115
49,576	Vanguard Short-Term Bond ETF	3,751,416
		4,999,531

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,801,928)	27,308,510

	TOTAL INVESTMENTS - 99.9% (Cost $26,801,928)	$27,308,510
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	32,928
	NET ASSETS - 100.0%	$27,341,438

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2023

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
ASSETS
Investment securities:
At cost	$26,573,463	$26,801,928
At fair value	$26,437,345	$27,308,510
Cash and cash equivalents	33,608	28,758
Dividends and interest receivable	146	138
Prepaid expenses	3,770	3,743
TOTAL ASSETS	26,552,294	27,420,353

LIABILITIES
Investment advisory fees payable	33,529	35,045
Payable to related parties	22,789	23,078
Audit fees payable	5,454	5,495
Custody fees payable	5,293	5,087
Transfer Agent fees Payable	3,707	3,739
Accrued expenses and other liabilities	5,454	6,471
TOTAL LIABILITIES	76,226	78,915
NET ASSETS	$26,476,068	$27,341,438

Net Assets Consist Of:
Paid in capital	$26,654,259	$26,885,109
Accumulated earnings (deficit)	(178,191)	456,329
NET ASSETS	$26,476,068	$27,341,438

Net Asset Value Per Share:
Net Assets	$26,476,068	$27,341,438
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,070,000	1,050,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$24.74	$26.04

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2023*

	Beacon Tactical	Beacon Selective
	Risk ETF	Risk ETF
INVESTMENT INCOME
Dividends	$49,307	$75,473
Interest	622	624
TOTAL INVESTMENT INCOME	49,929	76,097

EXPENSES
Administrative services	35,891	36,161
Investment advisory fees	33,529	35,045
Legal fees	10,593	10,673
Trustees fees and expenses	8,745	8,811
Professional fees	8,198	8,260
Custodian fees	6,650	6,700
Audit fees	5,454	5,495
Transfer agent fees	4,555	4,590
Printing and postage expenses	4,196	4,228
Insurance expense	1,275	1,285
Other expenses	5,666	5,706
TOTAL EXPENSES	124,752	126,954
Less: Fees waived by the Adviser	(71,792)	(72,312)
NET EXPENSES	52,960	54,642

NET INVESTMENT INCOME (LOSS)	(3,031)	21,455

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(39,042)	(71,708)
Net change in unrealized appreciation (depreciation) on investments	(136,118)	506,582
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(175,160)	434,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(178,191)	$456,329

*	The Beacon Tactical Risk ETF and Beacon Select Risk ETF both commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2023 *
(Unaudited)
FROM OPERATIONS
Net investment loss	$(3,031)
Net realized loss on investments	(39,042)
Net change in unrealized depreciation on investments	(136,118)
Net decrease in net assets resulting from operations	(178,191)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,646,059
Transaction Fees (Note 5)	8,200
Net increase in net assets resulting from shares of beneficial interest	26,654,259

TOTAL INCREASE IN NET ASSETS	26,476,068

NET ASSETS
Beginning of Period	—
End of Period	$26,476,068

SHARE ACTIVITY
Shares Sold	1,070,000
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	1,070,000

*	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2023 *
(Unaudited)
FROM OPERATIONS
Net investment income	$21,455
Net realized loss on investments	(71,708)
Net change in unrealized appreciation on investments	506,582
Net increase in net assets resulting from operations	456,329

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	26,878,909
Transaction Fees (Note 5)	6,200
Net increase in net assets resulting from shares of beneficial interest	26,885,109

TOTAL INCREASE IN NET ASSETS	27,341,438

NET ASSETS
Beginning of Period	—
End of Period	$27,341,438

SHARE ACTIVITY
Shares Sold	1,050,000
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	1,050,000

*	The Beacon Selective Risk Index ETF commenced operations on April 17, 2023.

See accompanying notes which are an integral part of these financial statements.

Beacon Tactical Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2023 (1)
(Unaudited)
Net asset value, beginning of period	$24.94
Activity from investment operations:
Net investment loss (2)	(0.01)
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	(0.20)
Net asset value, end of period	$24.74
Market price, end of period	$24.78
Total return (3)(7)	(0.80)%
Market price total return (3)	(0.64)%
Net assets, at end of period (000s)	$26,476
Ratio of gross expenses to average net assets (6)(7)	2.35%
Ratio of net expenses to average net assets (4)(6)	1.00%
Ratio of net investment loss to average net assets (4)(6)	(0.06)%
Portfolio Turnover Rate (5)(7)	155%

(1)	The Beacon Tactical Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon Selective Risk ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2023 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain on investments	1.00
Total from investment operations	1.04
Net asset value, end of period	$26.04
Market price, end of period	$26.06
Total return (3)(7)	4.16%
Market price total return (3)	4.24%
Net assets, at end of period (000s)	$27,341
Ratio of gross expenses to average net assets (6)(7)	2.32%
Ratio of net expenses to average net assets (4)(6)	1.00%
Ratio of net investment income to average net assets (4)(6)	0.39%
Portfolio Turnover Rate (5)(7)	54%

(1)	The Beacon Selective Risk ETF commenced operations on April 17, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2023

1.	ORGANIZATION

The Beacon Tactical Risk ETF (“BTR”) and the Beacon Selective Risk ETF (“BSR”) (each a “Fund” and collectively the “Funds”) are each a diversified separate series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds’ investment objective seeks to provide long-term capital appreciation. BTR and BSR commenced operations on April 17, 2023. BTR and BSR are each a “fund of funds”, in the each Fund will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2023 for the Funds’ assets measured at fair value:

Beacon Tactical Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,437,345	$—	$—	$26,437,345
Total	$26,437,345	$—	$—	$26,437,345

Beacon Select Risk ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,308,510	$—	$—	$27,308,510
Total	$27,308,510	$—	$—	$27,308,510

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for BTR and BSR. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ February 29, 2024 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$24,332,952	$24,254,737
BSR	$8,722,464	$8,624,229

For the period ended August 31, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
BTR	$26,534,289	$—
BSR	$26,775,401	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Beacon Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Exchange Traded Concepts, LLC as the sub-adviser (the “Sub-Adviser”), to execute portfolio transactions and implement the Adviser’s decisions for the Funds. Fees incurred under this agreement are paid directly by the Adviser, and not Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. For the period ended August 31, 2023, the Adviser earned $35,891, and $36,161 in advisory fees for BTR and BSR, respectively.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

Pursuant to an agreement between the Adviser and the Sub-Adviser, as compensation for the sub-advisory services it provides to the Fund, the Adviser will pay the Sub-Adviser a fee, computed daily, at an annual rate based on the greater of (1) the Minimum Sub-Advisory Fees or (2) the average daily net assets of the Funds in accordance with the following fee schedule (the “Asset-Based Sub-Advisory Fees”), if the aggregate Asset-Based Sub-Advisory Fees exceed the aggregate Minimum Sub-Advisory Fees:

	Minimum	Asset-Based
	Sub-Advisory Fees	Sub-Advisory Fees
Tactical Risk Fund	$22,500	0.03%
Selective Risk Fund	$22,500	0.03%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BTR and BSR at least until June 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses will not exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed 1.00% and 1.00% of average daily net assets for BTR and BSR, respectively. If a Fund’s operating expenses subsequently exceed the limitations, the reimbursements for the Fund shall be suspended. For the period ended August 31, 2023, the Adviser waived fees and/or reimbursed expenses in the amount of $71,792 and $72,312 for BTR and BSR, respectively, which are subject to recapture by the Adviser before August 31, 2026 pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plan to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Professional fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares for both BTR and BSR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Beacon Tactical Risk ETF	$200	2.00%*
Beacon Selective Risk ETF	$200	2.00%*

*     The maximum Transaction Fee may be up to 2.00% of the amount invested.

Beacon ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Depreciation
Beacon Tactical Risk ETF	$26,573,463	$221,624	$(357,742)	$(136,118)
Beacon Selective Risk ETF	26,801,928	718,318	(211,736)	506,582

7.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Beacon ETFs
EXPENSE EXAMPLES (Unaudited)
August 31, 2023

As a shareholder of the Beacon ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 17, 2023 through August 31, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	4/17/2023	8/31/2023	4/17/2023 - 8/31/2023	4/17/2023 - 8/31/2023
Beacon Tactical Risk ETF	$1,000.00	$992.00	$3.70	1.00%
Beacon Selective Risk ETF	$1,000.00	$1,041.60	$3.79	1.00%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	4/17/2023	8/31/2023	4/17/2023 - 8/31/2023	4/17/2023 - 8/31/2023
Beacon Tactical Risk ETF	$1,000.00	$1,020.11	$5.08	1.00%
Beacon Selective Risk ETF	$1,000.00	$1,020.11	$5.08	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (136) divided by the number of days in the fiscal year (366).

“Hypothetical” expense information is presented on the basis of the full year to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended August 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 25 and 26, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an investment advisory agreement between Beacon Capital Management, Inc. (“Beacon”) and the Trust on behalf of each of the Beacon Selective Risk ETF and the Beacon Tactical Risk ETF (each a “Fund” and collectively the “Funds”), (“Beacon Advisory Agreement”).

Based on their evaluation of the information provided by Beacon, in conjunction with the Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Beacon Advisory Agreement with respect to the Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Beacon Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Beacon Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Beacon Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds. The materials also included due diligence materials relating to Beacon (including due diligence questionnaires completed by Beacon, select financial information of Beacon, bibliographic information regarding Beacon’s key management and investment advisory personnel, and comparative fee information relating to the Funds and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Beacon Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Beacon Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the approval of the Beacon Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Beacon related to the proposed approval of the Beacon Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for the Funds, including the team of individuals that will primarily monitor and execute the investment strategies. The Board noted that Beacon has been a registered investment adviser with the SEC since June 2002, and that its personnel have many years of experience in the financial services industry and investment management experience. The Board discussed the extent of Beacon’s research capabilities, the quality of its compliance infrastructure noting that Beacon will be hiring an outside compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and oversight of the program. Additionally, the Board received satisfactory responses from representatives of Beacon with respect to a series of important questions, including: whether Beacon or its principals were involved in any

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Funds; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Funds’ investment limitations, noting that Beacon would actively review the portfolio managers’ performance of their duties to ensure compliance under Beacon’s compliance program. The Board reviewed the capitalization of Beacon and based on financial information provided by and representations made by Beacon and its representatives and concluded that Beacon was sufficiently well-capitalized in order to meet its obligations to each of the Funds. The Board also discussed Beacon’s compliance program with the CCO of the Trust, noting that Beacon was still in process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would monitor changes to the compliance program to address 1940 Act compliance and report to the Board regarding these changes prior to the Beacon Funds commencing operations. After further discussion, the Board concluded that Beacon had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Beacon Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Beacon to the Funds appear to be satisfactory, subject to the Board receiving a report from the Trust’s CCO regarding Beacon’s compliance policies and procedures prior to the Funds commencing operations.

Performance. Because the Funds had not yet commenced operations, the Board reviewed the composite performance of Beacon’s similar managed accounts and noted that each strategy outperformed its respective Morningstar category, the Morningstar Tactical Allocation category, from September 1, 2011 through December 31, 2021. The Board was satisfied that Beacon would be able to provide an adequate level of service for the proposed Funds.

Fees and Expenses. As to the costs of the services to be provided by Beacon, the Board reviewed and discussed the proposed advisory fee for each Fund and the anticipated total operating expenses for each of the Funds as compared to its respective peer group as presented in the Board Materials noting that each proposed advisory fee was lower than the average advisory fees of its respective Morningstar category and in-line with the average advisory fees of its respective peer group The Board then reviewed the proposed contractual arrangements for each Fund noting that Beacon was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses for each Fund in order to limit a Fund’s net annual operating expenses, exclusive of certain fees, for at least a year from the date of each Fund’s initial prospectus so as not to exceed 1.00% of the average annual net assets for each Fund, and found such arrangements would be beneficial to shareholders of the respective Fund. The Board concluded that each advisory fee to be charged by Beacon with respect to each Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Beacon with respect to each Fund based on profitability estimates and analyses provided by Beacon and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by Beacon and the projected growth of the Funds, the anticipated level of profit from Beacon’s relationship with each Fund was not excessive.

Economies of Scale. As to the extent to which each Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Beacon’s expectations for growth of each Fund and concluded that any material economies of scale would not be achieved in the near term.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgement in determining the material factors to be considered in evaluating the Beacon Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Beacon as the Board believed to be reasonably necessary to evaluate the terms of the Beacon Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each Beacon Fund that (a) the terms of the Beacon Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Beacon Advisory Agreement is in the best interests of each Beacon Fund and its respective shareholders. In considering the approval of the Beacon Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Beacon Advisory Agreement was in the best interests of each Beacon Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Beacon Advisory Agreement.

Exchange Traded Concepts Sub-Advisory Agreement

At a Meeting of the Board of Trustees held on February 24, 2023, the Board considered the approval of the sub-advisory agreement between Beacon and Exchange Traded Concepts, LLC (“ETC”) with respect to each Fund (“ETC Sub-Advisory Agreement”).

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the ETC Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by ETC, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of ETC; (iii) the performance history of ETC; and (iv) ETC’s financial condition, history of operations and ownership structure. In considering the approval of the ETC Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by ETC, the Board noted the experience of the portfolio management personnel of ETC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of ETC and reviewed supporting materials. The Board reviewed the materials prepared by ETC describing its investment services and noted ETC’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board concluded that ETC had sufficient quality and depth of personnel, resources, investment methods essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to each of the Fund’s appear to be satisfactory.

Performance. Because the Funds had not yet commenced operations, the Board did not consider past performance. The Board considered the depth and experience of ETC and the particular services they provide and was comfortable they would contribute to the performance for each Fund and its shareholders.

Fees and Expenses. As to the costs of the services provided by ETC, the Board discussed the sub-advisory fee and considered that ETC is paid by Beacon out of its advisory fees and not by each Fund. The Board also looked at the advisory fee split between Beacon and ETC and concluded that the sub-advisory fee paid to ETC was not unreasonable in light of the quality of the services to be performed by it. The Board also considered, based on statements made and information provided by Beacon and ETC that the ETC Sub-Advisory Agreement was negotiated at arm’s-length between Beacon and ETC.

Beacon ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2023

Profitability. As to profitability, the Board discussed and noted that ETC will receive no compensation from Beacon, other than the sub-advisory fee earned pursuant to the ETC Sub- Advisory Agreement. The Board further noted that the sub-advisory fee is paid by Beacon out of the advisory fee that it receives and not directly by the Funds. While the Board did not consider the costs of services provided by ETC or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by ETC and reviewed by the Board, the Board concluded that anticipated profits from ETC’s relationship with the Funds were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Funds, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to Beacon.

Conclusion. The Board relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the ETC Sub-Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ETC as the Board believed to be reasonably necessary to evaluate the terms of the ETC Sub-Advisory Agreement and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the each of the Beacon Funds separately that (a) the terms of the ETC Sub-Advisory Agreement are reasonable; (b) the sub-advisory fee is not unreasonable; and (c) the ETC Sub-Advisory Agreement is in the best interests of each of the Beacon Funds and their respective shareholders. In considering the approval of the ETC Sub-Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the ETC Sub-Advisory Agreement was in the best interests of each of the Beacon Funds and their respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the ETC Sub-Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Beacon Capital Management, Inc.
7777 Washington Village Dr. Suite 280
Dayton, OH 45459

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BEACONETFS-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/8/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/8/23